Subsequent Events (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	Feb. 22, 2021	Feb. 19, 2021	Dec. 14, 2020	Jul. 07, 2020	May 02, 2020	Mar. 10, 2020	Feb. 21, 2020	Sep. 20, 2019	Apr. 30, 2019
Statement Line Items [Line Items]
Number of common shares issued, shares							3,478,261		191,650
Proceeds from issuing common shares				$ 754
Warrants exercise price			$ 7.10		$ 4.70	$ 1.07	$ 1.20	$ 1.65
Warrants [Member]
Statement Line Items [Line Items]
Number of common shares issued, shares							243,478
Proceeds from issuing common shares							$ 2,325
Placement Agent Warrants [Member]
Statement Line Items [Line Items]
Number of common shares issued, shares				1,866,667
Share price				$ 0.5625
Warrants expiry date				Jul. 01, 2025
Non-adjusting Events After Reporting Period [Member]
Statement Line Items [Line Items]
Number of common shares issued, shares				26,666,666
Share price				$ 0.45
Proceeds from issuing common shares				$ 10,596
Non-adjusting Events After Reporting Period [Member] | Placement Agent Warrants [Member]
Statement Line Items [Line Items]
Number of common shares issued, shares	215,352
Proceeds from issuing common shares	$ 4,500
Placement agent fees and other offering expenses	$ 400
Option to purchase common stock	3,076,461
Warrants exercise price	$ 1.8125
Warrants expiry date	Feb. 17, 2026
Non-adjusting Events After Reporting Period [Member] | Public Offering [Member]
Statement Line Items [Line Items]
Number of common shares issued, shares		20,509,746
Share price		$ 1.45
Proceeds from issuing common shares		$ 29,700
Placement agent fees and other offering expenses		2,800
Underwriting discounts and commissions		1,435,682
Non-adjusting Events After Reporting Period [Member] | Public Offering [Member] | Warrants [Member]
Statement Line Items [Line Items]
Proceeds from issuing common shares		$ 26,900
Warrants exercise price		$ 1.8125
Warrants expiry date		Feb. 17, 2026
Non-adjusting Events After Reporting Period [Member] | Public Offering [Member] | Top of Range [Member]
Statement Line Items [Line Items]
Option to purchase common stock		3,076,461